The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 16, 2012 (Accession No. 0001193125-12-473706), which is incorporated herein by reference.